Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

Polen Emerging Markets Growth Fund

Supplement dated March 20, 2023 to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) of Polen Emerging Markets Growth Fund (the “Fund”) dated September 1, 2022

Changes to the Fund’s Name

Effective March 13, 2023, the Fund’s name was changed from “Polen Global Emerging Markets Growth Fund” to “Polen Emerging Markets Growth Fund” and all references in the Prospectus and SAI are hereby changed to the new name as of that date. There have been no changes to the Fund’s investment objective or principal investment strategies in connection with the name change.

Changes to the Fund’s Portfolio Management Team

Effective March 1, 2023, Rishikesh Patel has assumed the role of a portfolio manager to the Fund. Accordingly, the Prospectus is revised as follows:

1.	The Section entitled “Portfolio Manager” on page 6 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

Portfolio Managers

Damian Bird, Head of Team, Portfolio Manager and Analyst, has served as a portfolio manager of the Fund since its inception. He has been a member of Polen Capital’s Emerging Markets Growth Team since joining Polen Capital’s UK-based participating affiliate in 2019.

Dafydd Lewis, Portfolio Manager and Analyst, has served as a portfolio manager of the Fund since April 2021. He has been a member of Polen Capital’s Emerging Markets Growth Team since joining Polen Capital’s UK-based participating affiliate in 2021.

Rishikesh Patel, Portfolio Manager, has served as a portfolio manager of the Fund since March 2023. He has been a member of Polen Capital’s Emerging Markets Growth, Emerging Markets ex China and India Growth Teams since joining Polen Capital in 2022.

2.	The Section entitled “Portfolio Managers” on page 12 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

PORTFOLIO MANAGERS

Damian Bird, CFA, Head of Team, Portfolio Manager and Analyst, is a portfolio manager for the Emerging Markets Growth Strategy and a member of the investment team at Polen Capital UK. He joined Polen Capital UK in 2019 after serving as an Emerging Market Portfolio Manager at LGM Investments. He began his career at Arisaig Partners as an Investment Analyst, primarily focusing on consumer companies in the developing world. Mr. Bird received his B.A. in History & Economics from the University of Oxford. He is a CFA® charterholder. During his career, Mr. Bird has lived and worked in Singapore, Dubai, and South Africa.

Dafydd Lewis, CFA, Portfolio Manager and Analyst, is a portfolio manager for the Emerging Markets Growth Strategy and a member of the investment team at Polen Capital UK. Mr. Lewis joined Polen Capital UK in 2021. Prior to joining Polen Capital UK, Mr. Lewis was an Emerging Market Portfolio Manager at LGM Investments, overseeing the firm’s Frontier Markets strategy and being a member of the Investment Leadership team. Mr. Lewis began his career at HSBC in 2003 and has been involved in Emerging Markets investing since 2005. He earned his B.S. in Economics from the University of Bath, where he graduated with honors. He is a CFA® charterholder.

Rishikesh Patel, Portfolio Manager, is a portfolio manager for the Emerging Markets Growth, Emerging Markets ex China Growth and India Growth Strategies. Mr. Patel joined Polen Capital in 2022. He has over nineteen years’ industry experience. Prior to joining Polen Capital, Rishikesh worked at LGM as an Indian equity researcher in Mumbai and also served as a multi-sector research analyst at ICICI Bank, one of India’s leading financial institutions. He started his career in the corporate sector as a finance manager for General Electric, operating across a number of business areas in both India and the U.S. Rishikesh holds a post-graduate degree in Finance and Management from Jamnalal Bajaj Institute of Management Studies, Mumbai, and graduated in Commerce from Narsee Monjee College of Commerce & Economics, Mumbai.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of Fund shares.

In addition, the SAI is revised as follows:

3.	The Section entitled “Portfolio Managers” on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

The management of the Fund is the responsibility of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Messrs. Bird, Lewis and Patel, who collectively are the portfolio managers responsible for the day-to-day management of the Fund;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio managers. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts; and

(iv)	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Fund.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Messrs. Bird, Lewis and Patel, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2022 with respect to Messrs. Bird and Lewis, and as of March 1, 2023 with respect to Mr. Patel:

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)

Damian Bird
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	2.47	0	0
Other Accounts:	2	4.03	0	0

Dafydd Lewis
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	2.47	0	0
Other Accounts:	2	4.03	0	0

Rishikesh Patel
Other Registered Investment Companies	1	1.5	0	0
Other Pooled Investment Vehicles	2	296.99	0	0
Other Accounts:	3	261.78	0	0

Material Conflicts of Interest. Polen Capital provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Compensation. The Adviser compensates the Fund’s Portfolio Managers for management of the Fund. Each Portfolio Manager’s compensation consists of fixed and variable components taking into account individual performance as well as the performance of the Adviser. Each Portfolio Manger’s salary is not directly dependent on the performance of the Fund or the level of assets in the Fund.

Ownership of Shares of the Fund. As of April 30, 2022, neither Mr. Bird nor Mr. Lewis beneficially owned any equity securities in the Fund. As of March 1, 2023, Mr. Patel did not beneficially own any equity securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.